UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Money Market Central Fund

June 30, 2016

CFM-QTLY-0816
1.818373.111

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 38.3%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 7.1%
BMO Harris Bank NA
8/5/16	0.95%	$10,000,000	$10,000,000
Citibank NA
9/6/16	0.68	15,000,000	15,000,000
State Street Bank & Trust Co.
11/10/16 to 12/5/16	0.81 (b)	30,000,000	30,000,000
11/28/16	0.91	4,000,000	4,000,000
Wells Fargo Bank NA
7/21/16 to 11/4/16	0.81 to 0.88 (b)	67,000,000	67,001,895
			126,001,895
London Branch, Eurodollar, Foreign Banks - 3.5%
Mitsubishi UFJ Trust & Banking Corp.
9/19/16	0.71	10,000,000	10,000,000
Mizuho Bank Ltd. London Branch
9/9/16	0.75	10,000,000	9,985,445
National Australia Bank Ltd. Ldn
9/16/16	0.61	15,000,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd.
7/11/16 to 7/15/16	0.83	11,000,000	11,000,000
Sumitomo Mitsui Trust Bank Ltd. London Branch
9/9/16	0.73	17,000,000	17,000,000
			62,985,445
New York Branch, Yankee Dollar, Foreign Banks - 27.7%
Bank of Montreal Chicago CD Program
9/2/16 to 11/10/16	0.80 to 0.81 (b)	22,000,000	22,000,000
Bank of Nova Scotia
7/25/16 to 11/21/16	0.83 to 0.86 (b)	45,000,000	45,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/12/16 to 9/14/16	0.75 to 0.77	39,000,000	39,000,000
BNP Paribas New York Branch
7/5/16 to 9/2/16	0.67 to 0.71	29,000,000	29,000,000
Canadian Imperial Bank of Commerce
7/22/16 to 1/20/17	0.77 to 0.89 (b)	59,000,000	59,000,000
Credit Suisse AG
9/2/16 to 10/3/16	0.74 to 0.83	44,000,000	44,002,706
Landesbank Baden-Wuerttemberg New York Branch
7/6/16	0.48	17,712,000	17,712,000
Mizuho Corporate Bank Ltd.
7/1/16	0.75	18,000,000	18,000,000
Royal Bank of Canada
11/7/16	0.83 (b)	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp.
8/4/16 to 9/23/16	0.65 to 0.75	31,000,000	31,000,000
Sumitomo Mitsui Trust Bank Ltd.
8/2/16 to 9/12/16	0.64 to 0.75	20,000,000	20,000,000
Svenska Handelsbanken AB
1/6/17	0.83 (b)	17,000,000	17,000,000
Svenska Handelsbanken, Inc.
10/26/16	0.83	12,000,000	12,000,000
Toronto-Dominion Bank
9/16/16 to 12/1/16	0.60 to 0.89	30,000,000	30,000,000
Toronto-Dominion Bank New York Branch
8/29/16 to 2/1/17	0.80 to 0.89 (b)	54,000,000	54,003,424
UBS AG
9/9/16 to 12/9/16	0.84 to 0.87 (b)	44,000,000	44,000,000
			493,718,130
TOTAL CERTIFICATE OF DEPOSIT
(Cost $682,705,470)			682,705,470

Financial Company Commercial Paper - 20.6%
ABN AMRO Funding U.S.A. LLC
8/9/16 to 10/13/16	0.61 to 0.74	31,000,000	30,954,406
Bank of Nova Scotia
12/5/16	0.87 (b)	15,000,000	15,000,000
Bayerische Landesbank
7/1/16 to 7/7/16	0.50 to 0.51	81,472,000	81,466,794
BNP Paribas Dublin Branch
7/1/16	0.41	15,000,000	15,000,000
BPCE SA
7/1/16 to 9/7/16	0.65 to 0.78	38,000,000	37,970,577
Caisse centrale Desjardins
8/3/16 to 9/16/16	0.61 to 0.64	34,000,000	33,968,843
Credit Suisse AG
8/3/16	0.90	10,000,000	9,991,750
J.P. Morgan Securities, LLC
10/31/16	0.86	17,000,000	16,950,454
Nordea Bank AB
10/25/16	0.83	18,000,000	17,952,150
Ontario Teachers' Finance Trust
12/16/16	0.96	6,000,000	5,973,400
Sumitomo Mitsui Banking Corp.
7/1/16 to 10/24/16	0.67 to 0.80	37,000,000	36,951,431
Sumitomo Trust & Banking Co. Ltd.
8/10/16	0.71	12,000,000	11,990,533
Svenska Handelsbanken AB
7/25/16 to 9/1/16	0.81 to 0.83	36,000,000	35,965,837
Toyota Motor Credit Corp.
11/9/16	0.80 (b)	17,000,000	17,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $367,136,175)			367,136,175

Asset Backed Commercial Paper - 11.0%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

7/1/16	0.50	55,000,000	55,000,000
7/5/16	0.50	38,000,000	37,997,889
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/1/16	0.50	15,000,000	15,000,000
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

7/5/16	0.50	42,000,000	41,997,667
7/6/16	0.55	6,000,000	5,999,542
7/6/16	0.57	40,000,000	39,996,833
7/8/16	0.57	400,000	399,956
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $196,391,887)			196,391,887

Non-Financial Company Commercial Paper - 6.6%
BAT International Finance PLC
7/11/16 to 7/18/16	0.81 to 0.82	9,000,000	8,996,696
Dominion Resources, Inc.
7/13/16 to 8/3/16	0.80	8,360,000	8,355,571
Florida Power & Light Co.
7/6/16	0.60	7,800,000	7,799,350
NBCUniversal Enterprise, Inc.
7/6/16	0.66	8,000,000	7,999,267
Sempra Global
8/5/16 to 8/10/16	1.00	11,000,000	10,988,611
UnitedHealth Group, Inc.
7/6/16 to 8/8/16	0.65 to 0.72	61,000,000	60,962,747
Verizon Communications, Inc.
7/5/16	0.70	12,000,000	11,999,067
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $117,101,309)			117,101,309

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
7/7/16
(Cost $34,000,000)	0.78 (b)	34,000,000	34,000,000

Variable Rate Demand Note - 1.7%
Delaware - 1.7%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/7/16
(Cost $31,000,000)	0.45 (b)	31,000,000	31,000,000

Non-Negotiable Time Deposit - 5.4%
Time Deposits - 5.4%
Barclays Bank PLC
7/1/16	0.50	82,462,000	82,462,000
Citizens Bank NA
7/1/16	0.50	14,000,000	14,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $96,462,000)			96,462,000

Other Municipal Security - 0.1%
	Principal Amount	Value
Ohio - 0.1%
Silverton BAN 1.25% 11/22/16 (Ohio Gen. Oblig. Guaranteed)
(Cost $1,600,000)	$1,600,000	$1,600,000

Interfund Loans - 0.4%
With Fidelity Series Real Estate Equity Fund at 0.61% due 7/1/16(c)
(Cost $7,797,000)	7,797,000	7,797,000
	Maturity Amount	Value

U.S. Treasury Repurchase Agreement - 0.6%
With Royal Bank of Canada at:
0.44%, dated 6/29/16 due 7/1/16 (Collateralized by U.S. Treasury Obligations valued at $9,210,234, 1.75%, 9/30/19)	9,000,220	9,000,000
0.45%, dated 6/30/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $2,053,426, 2.00%, 2/28/21)	2,000,125	2,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $11,000,000)		11,000,000

Other Repurchase Agreement - 12.5%
Other Repurchase Agreement - 12.5%
With:
Citigroup Global Markets, Inc. at:
0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $1,080,054)	1,000,012	1,000,000
1.61%, dated:
2/1/16 due:
8/25/16 (Collateralized by Corporate Obligations valued at $5,406,049, 1.27% - 1.28%, 12/12/45 - 11/19/51) (b)(d)	5,046,151	5,000,000
9/1/16 (Collateralized by Corporate Obligations valued at $4,324,839, 0.68% - 1.27%, 12/02/41 - 11/19/51)(b)(d)	4,038,175	4,000,000
2/18/16 due 9/1/16 (Collateralized by Corporate Obligations valued at $1,081,210, 0.68%, 12/02/41)(b)(d)	1,008,782	1,000,000
HSBC Securities, Inc. at 0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $5,400,127)	5,000,060	5,000,000
ING Financial Markets LLC at:
0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Equity Securities valued at $5,400,137)	5,000,060	5,000,000
0.51%, dated 6/30/16 due 7/1/16 (Collateralized by Corporate Obligations valued at $1,083,783, 6.00% - 6.38%, 12/01/16 - 10/15/36)	1,000,014	1,000,000
J.P. Morgan Securities, LLC at:
0.38%, dated 6/30/16 due 7/1/16 (Collateralized by Commercial Paper valued at $10,303,849, 7/8/16 - 9/26/16)	10,000,106	10,000,000
0.55%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $9,270,834, 0.05% - 2.50%, 3/20/42 - 9/16/56)	9,000,963	9,000,000
1.29%, dated:
3/2/16 due 8/29/16 (Collateralized by Mortgage Loan Obligations valued at $1,087,595, 6.35%, 10/25/28)(b)(d)	1,006,460	1,000,000
5/18/16 due 9/28/16 (Collateralized by Mortgage Loan Obligations valued at $3,249,508, 2.79% - 6.35%, 10/25/28 - 8/25/35) (b)(d)	3,019,381	3,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.52%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $9,270,134, 3.25% - 3.95%, 4/16/40 - 8/20/60)	9,000,910	9,000,000
0.74%, dated 6/15/16 due 7/7/16 (Collateralized by Corporate Obligations valued at $9,453,108, 0.88%, 4/16/22)	9,005,550	9,000,000
1.3%, dated 5/19/16 due 8/18/16 (Collateralized by Equity Securities valued at $6,490,072)	6,019,717	6,000,000
1.31%, dated 6/10/16 due 9/8/16 (Collateralized by Equity Securities valued at $3,242,519)	3,009,825	3,000,000
1.33%, dated 5/26/16 due 8/24/16 (Collateralized by Equity Securities valued at $6,488,688)	6,019,950	6,000,000
1.35%, dated 5/13/16 due 8/11/16 (Collateralized by Corporate Obligations valued at $19,475,721, 1.15%, 10/02/39)	18,060,750	18,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.65%, dated 6/23/16 due 7/7/16 (Collateralized by Corporate Obligations valued at $1,080,159, 1.75% - 4.75%, 2/01/19 - 3/01/42)	1,000,253	1,000,000
0.68%, dated 6/3/16 due 7/6/16 (Collateralized by Equity Securities valued at $1,080,528)	1,000,623	1,000,000
1.02%, dated 6/2/16 due 7/28/16 (Collateralized by Corporate Obligations valued at $24,830,087, 0.00% - 8.25%, 6/01/18 - 3/01/42)	23,036,493	23,000,000
Mizuho Securities U.S.A., Inc. at:
0.41%, dated 6/30/16 due 7/1/16 (Collateralized by U.S. Government Obligations valued at $42,230,481, 2.50% - 10.43%, 6/15/27 - 7/25/35)	41,000,467	41,000,000
0.6%, dated:
6/21/16 due 7/5/16 (Collateralized by Equity Securities valued at $2,160,362)	2,000,467	2,000,000
6/24/16 due 7/7/16 (Collateralized by Equity Securities valued at $4,320,521)	4,000,933	4,000,000
6/28/16 due 7/7/16 (Collateralized by Equity Securities valued at $2,160,131)	2,000,467	2,000,000
6/29/16 due 7/7/16 (Collateralized by Equity Securities valued at $2,160,073)	2,000,467	2,000,000
6/30/16 due 7/7/16 (Collateralized by Equity Securities valued at $5,400,110)	5,001,167	5,000,000
0.77%, dated 6/30/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $1,030,022, 6.18%, 9/25/40)	1,000,299	1,000,000
1.5%, dated 5/2/16 due 8/1/16 (Collateralized by Corporate Obligations valued at $1,082,701, 7.86%, 10/15/20)	1,003,792	1,000,000
1.53%, dated 5/3/16 due 8/31/16 (Collateralized by Corporate Obligations valued at $1,082,709, 7.86%, 10/15/20)	1,005,100	1,000,000
1.55%, dated 4/18/16 due 7/18/16 (Collateralized by Mortgage Loan Obligations valued at $1,083,441, 5.05%, 8/25/37)	1,003,918	1,000,000
RBC Capital Markets Co. at:
0.6%, dated 6/21/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $5,150,414, 3.00% - 6.22%, 3/01/31 - 6/01/46)	5,002,500	5,000,000
0.66%, dated 4/25/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $4,107,944, 0.00% - 14.22%, 9/01/22 - 1/20/65)	4,006,453	4,000,000
0.8%, dated 6/14/16 due 7/7/16 (Collateralized by Municipal Bond Obligations valued at $5,448,177, 4.00% - 5.00%, 8/01/30 - 7/01/44)	5,010,000	5,000,000
SG Americas Securities, LLC at 0.76%, dated:
6/28/16 due 7/5/16 (Collateralized by Corporate Obligations valued at $4,209,510, 4.00% - 9.00%, 6/15/17 - 3/29/67)	4,000,591	4,000,000
6/29/16 due 7/6/16 (Collateralized by Corporate Obligations valued at $4,290,510, 4.63% - 9.00%, 6/15/17 - 12/29/49)	4,000,591	4,000,000
Wells Fargo Securities, LLC at:
0.43%, dated 6/30/16 due 7/1/16 (Collateralized by Corporate Obligations valued at $5,250,063, 6.35%, 10/15/45)	5,000,060	5,000,000
0.48%, dated 6/30/16 due 7/1/16 (Collateralized by Mortgage Loan Obligations valued at $6,480,086, 2.67% - 3.49%, 6/20/36 - 2/25/37)	6,000,080	6,000,000
0.6%, dated 6/24/16 due 7/1/16 (Collateralized by Equity Securities valued at $4,320,556)	4,000,467	4,000,000
1.32%, dated 5/10/16 due 8/8/16 (Collateralized by Corporate Obligations valued at $5,410,296, 0.50%, 8/15/20)	5,016,500	5,000,000
TOTAL OTHER REPURCHASE AGREEMENTS
(Cost $ 223,000,000)		223,000,000
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $1,768,193,841)		1,768,193,841
NET OTHER ASSETS (LIABILITIES) - 0.9%		16,116,631
NET ASSETS - 100%		$1,784,310,472

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Loan is with an affiliated fund.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At June 30, 2016 the cost for Federal Income Tax Purposes was $1,768,193,841.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016